Financial expenses and income - Financial expenses (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Expense [Line Items]
Interest on advance payments of customers	$ 4,860	$ 4,656	$ 3,901
Interest on leases	5,329	3,320	3,685
Tax contingencies	0	2,279
Interest on revolving credit facility	1,863	1,868	1,863
Other expenses	747	749	746
Change in estimates of uncertain positions	0	0	(433)
Interests on income tax payments on account	0	0	(73,363)
Capitalized interest associated to capital projects	(5,304)	(3,320)	(3,584)
Change in estimates related to excess of salaries limit of worker profit sharing	0	0	(12,423)
Financial expenses	$ 7,495	$ 9,552	$ 67,118